Share Options (Tables)	12 Months Ended
Jun. 30, 2018
Share-Based Payment Arrangements [Abstract]
Valuation inputs for options granted
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2018	2017
Exercise price	£0.02 - £4.58	£0.00 - £0.02
Risk free rate	0.30%-0.37%	0.23%
Expected volatility	29.9%-36.9%	43.7%
Expected dividends	—	—
Fair value of option	£0.63 - £7.14	£3.50